Trade receivables and other customer-related balances (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule for allowance of doubtful accounts

Aging of trade receivables and other customer-related balances at 31 December
		Past due
EURm	Current	1-30 days	31-180 days	> 180 days	Total
2023
Trade receivables(1)	4 404	157	279	430	5 270
Contract assets	1 136	—	—	—	1 136
Customer financing-related loan receivables	207	1	20	88	316
Total gross receivables	5 747	158	299	518	6 722
Expected credit loss allowance(2)(3)	(207)	(8)	(80)	(302)	(597)
Total net receivables	5 540	150	219	216	6 125

2022
Trade receivables(1)	5 117	210	267	355	5 949
Contract assets	1 203	—	—	—	1 203
Customer financing-related loan receivables	212	8	5	79	304
Total gross receivables	6 532	218	272	434	7 456
Expected credit loss allowance(2)(3)	(361)	(15)	(65)	(203)	(644)
Total net receivables	6 171	203	207	231	6 812
(1)    Nokia’s payment terms are 104 days on average.
(2)    The total expected credit loss allowance includes EUR 318 million (EUR 311 million in 2022) of credit-impaired assets relating to certain emerging market customers.
(3)    In 2023, the decrease in the expected credit loss allowance includes EUR 29 million transferred to other provisions. In 2022, the expected credit loss allowance included
EUR 33 million transferred from other provisions.

The reversal of expected credit loss charged to the income statement in 2023 was EUR 16 million. The expected credit loss charged to the income statement was EUR 160 million in 2022 and EUR 10 million in 2021.

Disclosure of credit risk exposure	Credit risk exposure by customer and country as % of total trade receivables and contract assets as well as loans and loan commitments to customers:

Customer	2023	2022
Customer 1	12.2%	4.5%
Customer 2	3.6%	3.5%
Customer 3	3.4%	3.3%
Total	19.2%	11.3%

Country	2023	2022
Country 1(1)	19.0%	14.7%
Country 2	11.7%	10.8%
Country 3	6.1%	7.3%
Total	36.8%	32.8%
(1)

Outstanding non-current and current interest-bearing financial investments, cash equivalents and cash classified by credit rating grades ranked in line with S&P Global Ratings categories at 31 December:

			Cash equivalents and interest-bearing financial investments
EURm	Rating(1)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(2)(3)
2023	AAA	—	1 443	25	—	—	—	1 468
	AA+ - AA-	1 042	149	74	—	8	—	1 273
	A+ - A-	2 183	1 340	301	255	245	23	4 347
	BBB+ - BBB-	456	242	134	230	227	—	1 289
	Other	133	4	—	—	—	—	137
Total		3 814	3 178	534	485	480	23	8 514

2022	AAA	—	1 046	—	—	—	—	1 046
	AA+ - AA-	683	643	250	—	—	—	1 576
	A+ - A-	1 553	2 314	865	190	234	203	5 359
	BBB+ - BBB-	39	477	52	291	197	70	1 126
	Other	123	6	—	—	8	—	137
Total		2 398	4 486	1 167	481	439	273	9 244
(1)Bank Parent Company ratings are used here for bank groups. Actual bank subsidiary ratings may differ from the Bank Parent Company rating.
(2)Non-current and current interest-bearing financial investments and cash equivalents include bank deposits, structured deposits, investments in money market funds and investments in fixed income instruments.
(3)Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 332 million
(EUR 551 million in 2022) of instruments that have a call period of less than three months.